Post-employment benefits for associates (Details 9) $ in Millions	Dec. 31, 2020 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 404
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,245
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,198
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,191
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,182
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,165
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,651
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	40
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	40
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	41
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	41
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	40
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	40
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 181